RESTRICTED CASH	12 Months Ended
Dec. 31, 2018
Statements Line Items
RESTRICTED CASH [Text Block]

5. RESTRICTED CASH

At December 31, 2018, the Company classified $618,525 (2017 - $771,434) as restricted cash. This amount is comprised of $196,273 (2017 - $179,502) held as collateral for its corporate credit cards, $86,330 (2017 - $Nil) held in trust to be used to offset loan fees, and $335,922 (2017 - $$591,932) cash held by wholly-owned subsidiaries of the Company whose full amount is for use and credit to the Company’s exploration venture partners in the USA, Sweden, Norway, and Finland pursuant to expenditure requirements for ongoing option agreements.